Retirement And Other Benefit Plans (Schedule Of Reconciliation Of Fair Value Of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Retirement And Other Benefit Plans [Abstract]
Fair value of plan assets at beginning of year	$ 50.5	$ 49.2
Actual return on plan assets	9.0	0.8
Employer contributions	5.0	5.5
Gross benefits paid	(3.4)	(3.2)
Settlements		(1.8)
Fair value of plan assets at end of year	$ 61.1	$ 50.5